Intangible assets, net - Estimated aggregate amortization expense (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Intangible assets, net
2024	$ 1,016
2025	925
2026	913
2027	366
2028 and thereafter	$ 2,477